Note 12 - Commitments (Tables)	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of flow through liability [text block]
	December 31, 2024	March 31, 2024

Balance, opening	$11,666	$-
Addition	1,420,762	20,143
Recovery of flow-through premium liability	(15,916)	(8,477)

Balance, closing	$1,416,512	$11,666